UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        09-30-2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     October 16, 2006
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            140
                                                           --------------------

Form 13F Information Table Value Total:                     $  210,718
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     4590    61674 SH       SOLE                    61674
AT&T Inc.                      Com              00206R102     2878    88379 SH       SOLE                    88379
Abbott Labs                    Com              002824100     1356    27934 SH       SOLE                    27934
Adesa Inc                      Com              00686U104      495    21400 SH       SOLE                    21400
Air Prods & Chems Inc          Com              009158106     3229    48649 SH       SOLE                    48649
Alcoa Inc                      Com              013817101     2208    78750 SH       SOLE                    78150               600
Allete Inc                     Com              018522102      326     7510 SH       SOLE                     7510
Altria Group Inc               Com              02209S103      897    11718 SH       SOLE                    11718
AmSouth Bancorp                Com              032165102     1168    40205 SH       SOLE                    40205
Amdocs Ltd                     Com              G02602103      756    19100 SH       SOLE                    19100
American Express Co            Com              025816109      290     5175 SH       SOLE                     5175
American Intl Group            Com              026874107     1192    17994 SH       SOLE                    17994
Amgen Inc                      Com              031162100     2656    37130 SH       SOLE                    37130
Anheuser Busch Cos Inc         Com              035229103      525    11055 SH       SOLE                    11055
Aqua America Inc               Com              03836W103     1122    51122 SH       SOLE                    51122
Archer Daniels Midland         Com              039483102      215     5664 SH       SOLE                     5664
Automatic Data Process         Com              053015103     3211    67835 SH       SOLE                    67535               300
Avery Dennison Corp            Com              053611109     1089    18100 SH       SOLE                    18100
Avon Prods Inc                 Com              054303102      293     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3084    47021 SH       SOLE                    47021
Bank Of America Corp           Com              060505104     4107    76667 SH       SOLE                    76223               444
Baxter International           Com              071813109      350     7700 SH       SOLE                     7700
Beckman Coulter                Com              075811109     1151    20005 SH       SOLE                    20005
Becton Dickinson & Co          Com              075887109     1805    25535 SH       SOLE                    25535
Bellsouth Corp                 Com              079860102      879    20554 SH       SOLE                    20554
Berkshire Hathaway Cl B        Com              084670207      425      134 SH       SOLE                      134
Black & Decker Corp            Com              091797100     1016    12800 SH       SOLE                    12800
Blackrock Municipal Target Ter Com              09247M105      159    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105      828    10500 SH       SOLE                    10500
Bristol Myers Squibb           Com              110122108     1282    51428 SH       SOLE                    51428
Burlington Nrthn Santa         Com              12189T104      347     4728 SH       SOLE                     4728
Cabot Corp                     Com              127055101     1773    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      365    12670 SH       SOLE                    12670
Cabot Oil & Gas                Com              127097103      226     4713 SH       SOLE                     4713
Caterpillar Inc Del            Com              149123101      243     3700 SH       SOLE                     3700
Centurytel Inc                 Com              156700106      361     9093 SH       SOLE                     9093
Chevron Corp                   Com              166764100     6508   100343 SH       SOLE                   100158               185
Chubb Corp                     Com              171232101     2270    43679 SH       SOLE                    43679
Cigna Corp                     Com              125509109      574     4933 SH       SOLE                     4933
Cisco Sys Inc                  Com              17275R102      732    31850 SH       SOLE                    31450               400
Citigroup Inc                  Com              172967101     3957    79674 SH       SOLE                    79674
Citrix Systems                 Com              177376100     1270    35080 SH       SOLE                    35080
Coca Cola Co                   Com              191216100     1092    24431 SH       SOLE                    24431
Colgate Palmolive Co           Com              194162103      981    15800 SH       SOLE                    15800
Comcast Corp Cl A Spl          Com              20030N200      415    11274 SH       SOLE                    11274
Commerce Bancshares            Com              200525103      342     6767 SH       SOLE                     6767
Computer Sciences Corp         Com              205363104      255     5200 SH       SOLE                     5200
ConAgra Foods Inc              Com              205887102      463    18925 SH       SOLE                    18525               400
Conocophillips                 Com              20825C104      787    13217 SH       SOLE                    12929               288
Corning Inc                    Com              219350105      590    24175 SH       SOLE                    24175
Deere & Co                     Com              244199105      251     2992 SH       SOLE                     2992
Dentsply International         Com              249030107      211     7000 SH       SOLE                     7000
Disney Walt Co                 Com              254687106      446    14420 SH       SOLE                    14420
Dominion Res Va                Com              25746U109     1178    15401 SH       SOLE                    15401
Du Pont E I De Nemours         Com              263534109     2015    47044 SH       SOLE                    47044
Duke Energy Corp               Com              26441C105     1443    47770 SH       SOLE                    47770
Duke Realty Corp               Com              264411505      233     6250 SH       SOLE                     6250
E M C Corp Mass                Com              268648102     1287   107423 SH       SOLE                   107423
EBay Inc                       Com              278642103      201     7100 SH       SOLE                     7100
Embraer Empresa Brasileria ADR Com              29081M102      355     9050 SH       SOLE                     9050
Emerson Electric Co            Com              291011104     4349    51857 SH       SOLE                    51557               300
Exxon Mobil Corp               Com              30231G102    13365   199176 SH       SOLE                   199176
FPL Group Inc                  Com              302571104     1449    32210 SH       SOLE                    31808               402
Fortune Brands Inc             Com              349631101      344     4575 SH       SOLE                     4575
Gannett Inc                    Com              364730101      276     4849 SH       SOLE                     4749               100
General Elec Co                Com              369604103     8056   228203 SH       SOLE                   228203
Glaxo SmithKline ADR           Com              37733W105      661    12419 SH       SOLE                    12419
Harley Davidson Inc            Com              412822108     1785    28445 SH       SOLE                    28445
Heinz H J Co                   Com              423074103     1002    23900 SH       SOLE                    23900
Home Depot Inc                 Com              437076102     2122    58500 SH       SOLE                    58500
Ingersoll-Rand Co Cl A         Com              G4776G101     1616    42550 SH       SOLE                    42550
Intel Corp                     Com              458140100      974    47370 SH       SOLE                    47370
International Bus Mach         Com              459200101     4451    54316 SH       SOLE                    54216               100
Ishares MSCI EAFE Index Fd     Com              464287465     3965    58530 SH       SOLE                    58530
Ishares MSCI Japan Index Fd    Com              464286848     1908   140880 SH       SOLE                   140880
Ishares MSCI Pacific Ex-Japan  Com              464286665      754     6800 SH       SOLE                     6800
Ishares Tr DJ Us Energy        Com              464287796     1107    11930 SH       SOLE                    11930
Ishares Tr DJ Us Finl Sec      Com              464287788     1132    10195 SH       SOLE                    10195
Ishares Tr DJ Us Tech Sec      Com              464287721     1334    25985 SH       SOLE                    25985
Ishares Tr S&P 100 Index       Com              464287101      632    10180 SH       SOLE                    10180
Ishares Tr S&P 500 Growth Inde Com              464287309     4635    75120 SH       SOLE                    75120
Ishares Tr S&P Small Cap 600   Com              464287804     1200    19575 SH       SOLE                    19575
JPMorgan Chase & Co            Com              46625H100     4178    88974 SH       SOLE                    88474               500
Johnson & Johnson              Com              478160104    11296   173946 SH       SOLE                   173946
Johnson Ctls Inc               Com              478366107      396     5513 SH       SOLE                     5513
Kimberly Clark Corp            Com              494368103     1718    26278 SH       SOLE                    26278
Liberty All-Star Equity Fd     Com              530158104      106    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      249     5200 SH       SOLE                     5200
Lilly Eli & Co                 Com              532457108      399     7000 SH       SOLE                     7000
Lucent Technologies            Com              549463107      122    52348 SH       SOLE                    52348
MBIA Inc                       Com              55262C100      617    10050 SH       SOLE                    10050
Marathon Oil Corp              Com              565849106      700     9100 SH       SOLE                     9100
Marshall & Ilsley Corp         Com              571834100     1286    26699 SH       SOLE                    26699
McDonald's Corp                Com              580135101      708    18100 SH       SOLE                    18100
McGraw-Hill Inc                Com              580645109      273     4700 SH       SOLE                     4700
Medco Health Solutions         Com              58405U102      871    14492 SH       SOLE                    14068               424
Medtronic Inc                  Com              585055106     1765    38000 SH       SOLE                    37800               200
Mellon Finl Corp               Com              58551A108      793    20284 SH       SOLE                    20284
Merck & Co Inc                 Com              589331107     2095    50008 SH       SOLE                    50008
Merrill Lynch & Co Inc         Com              590188108     1356    17335 SH       SOLE                    17335
Microsoft Corp                 Com              594918104     2968   108520 SH       SOLE                   108520
Midcap Spdr Tr Ser 1           Com              595635103     1493    10846 SH       SOLE                    10846
Morgan Stanley                 Com              617446448      502     6892 SH       SOLE                     6892
Motorola Inc                   Com              620076109      999    39950 SH       SOLE                    39950
Norfolk Southern Corp          Com              655844108      731    16597 SH       SOLE                    16597
PNC Finl Svcs Group            Com              693475105      702     9692 SH       SOLE                     9692
PPG Inds Inc                   Com              693506107      534     7957 SH       SOLE                     7957
PPL Corporation                Com              69351T106      610    18536 SH       SOLE                    18536
Pall Corp                      Com              696429307      588    19100 SH       SOLE                    19100
Parkvale Financial             Com              701492100      252     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     5045    77312 SH       SOLE                    77312
Pfizer Inc                     Com              717081103     2304    81249 SH       SOLE                    81249
Powershares DB Commodity Index Com              73935S105      251    10500 SH       SOLE                    10500
Procter & Gamble Co            Com              742718109     6257   100955 SH       SOLE                   100955
Progress Energy Inc            Com              743263105      366     8075 SH       SOLE                     8075
Raytheon Co                    Com              755111507      205     4265 SH       SOLE                     4265
Rohm & Haas Co                 Com              775371107      449     9483 SH       SOLE                     9483
Royal Dutch Shell PLC ADR Cl A Com              780259206      783    11850 SH       SOLE                    11850
Schering Plough Corp           Com              806605101      392    17767 SH       SOLE                    17767
Schlumberger Ltd               Com              806857108     1628    26250 SH       SOLE                    25850               400
Spdr Tr Unit Ser 1             Com              78462F103      240     1795 SH       SOLE                     1795
Sprint Nextel Corp             Com              852061100      342    19927 SH       SOLE                    19927
State Str Corp                 Com              857477103      951    15245 SH       SOLE                    15245
Suntrust Bks Inc               Com              867914103      377     4884 SH       SOLE                     4884
Sysco Corp                     Com              871829107      560    16750 SH       SOLE                    16750
Target Corp                    Com              87612E106      785    14215 SH       SOLE                    13915               300
Texas Instruments              Com              882508104     3127    94050 SH       SOLE                    93650               400
The Hershey Company            Com              427866108      422     7900 SH       SOLE                     7900
Union Pac Corp                 Com              907818108      740     8410 SH       SOLE                     8410
United Parcel Svc Cl B         Com              911312106     1315    18275 SH       SOLE                    18275
United Technologies Cp         Com              913017109     1001    15800 SH       SOLE                    15800
Vanguard Index Tr Stk Mkt ETF  Com              922908769      736     5595 SH       SOLE                     5595
Verizon Comm                   Com              92343V104     4357   117332 SH       SOLE                   116732               600
Wachovia Corp                  Com              929903102     3355    60123 SH       SOLE                    60123
Wal Mart Stores Inc            Com              931142103      456     9254 SH       SOLE                     9254
Wells Fargo & Co               Com              949746101      615    17010 SH       SOLE                    17010
Wyeth                          Com              983024100     2681    52727 SH       SOLE                    52427               300
Blackrock Insd Muni Term Tr In Com              092474105       98    10000 SH       SOLE                10000.000
Ishares Tr 1-3 Yr Tr Index     Com              464287457      436     5423 SH       SOLE                 5423.000
Ishares Tr GS Corp Bd          Com              464287242      265     2483 SH       SOLE                 2483.787